Supplemental disclosure of cash flow information	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Supplemental disclosure of cash flow information
11.	Supplemental disclosure of cash flow information

	Three months ended
	March 31,
	2025	2024
	$	$
Changes in operating assets and liabilities:
Trade and other receivables	1,101	(1,112)
Inventory	242	393
Prepaid expenses and other current assets	159	(120)
Payables and accrued liabilities	238	(122)
Deferred revenues	3	-
Provision for restructuring and other costs	(290)	-
Employee future benefits	(126)	-
	1,327	(961)

Additions of property and equipment of $0.5 million for the year ended December 31, 2024 were acquired on deferred payment terms, the settlement of which was made during three-months ended March 31, 2025, resulting in a nil balance as at March 31, 2025.

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of March 31, 2025, and for the three months ended March 31, 2025, and 2024

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)